FUTURE POLICY BENEFITS - Schedule of Future Policy Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	$ 1,730	$ 1,667
Total future policy benefits	16,249	14,088
Annuities
Policyholder Account Balance [Line Items]
Future policy benefits:	12,277	10,287
Deferred profit liability:	226	242
Life Insurance
Policyholder Account Balance [Line Items]
Future policy benefits:	1,917	1,816
Deferred profit liability:	$ 99	$ 76